Non-current other receivables	12 Months Ended
Dec. 31, 2019
Non-current other receivables
Non-current other receivables

14 Non-current other receivables

	2019	2018	2017
	$m	$m	$m
Prepayments	392	461	702
Accrued income	10	–	–
Other receivables	338	54	145
Non-current other receivables	740	515	847

Non-current other receivables include $125m (2018: $146m; 2017: $178m) of prepayments in relation to our research collaboration with Moderna, $118m (2018: $nil; 2017: $nil) of outstanding receivables relating to the out-licence of Duaklir and Tudorza to Circassia in 2017 and $53m (2018: $nil; 2017: $nil) owed by FibroGen for promotion activity in China pursuant to the roxadustat collaboration.

The previous year balance included a prepayment of $114m (2017: $181m) which represented the long-term element of minimum contractual royalties payable to Shionogi under the global licence agreement for Crestor, which was renegotiated in December 2013. The resulting modified royalty structure, which included fixed minimum and maximum payments in years until 2020, resulted in the Group recognising liabilities, and corresponding prepayments, for the discounted value of total minimum payments. At 31 December 2019 the prepayment is reported in amounts due within one year (see Note 16).